Derivative Liabilities - Schedule of Warrants Outstanding (Details) - Derivative Liability Warrants [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares shares
Schedule of Warrants Outstanding [Line Items]
Outstanding | shares	221
Weighted average exercise price | $ / shares	$ 3,497
April 27, 2027 [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding | shares	167
Expiry date	Apr. 27, 2027	[1]
Weighted average exercise price | $ / shares	$ 2,817
November 21, 2028 [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding | shares	54
Expiry date	Nov. 21, 2028	[1]
Weighted average exercise price | $ / shares	$ 5,600

[1]	On April 28, 2023, the Company amended the warrant agreements for the 167 derivative liability warrants outstanding. The amendment removed the clause to automatically convert warrants to shares on IPO date and all warrants were given an expiry date of April 27, 2027. This led to an increase in the expected life input in the Black-Scholes model as of December 31, 2023 compared to December 31, 2022, when the Company used the expected IPO date to calculate the expected life of the warrants.